Acquisitions and divestitures - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures, net	$ (56)	$ (2)	$ (75)
Other financial items		65	1,912
Total recycling from OCI		215	1,912
Impairment reversal (impairment) of non-current assets gross		1,111	(211)
Equity results and other results in associates and joint ventures, gross		150
Other financial items, net		3,137	2,336
Equity results and other results in associates and joint ventures, net		150
Total recycling from OCI, net		3,287	2,336
Impairment reversal (impairment) of non-current assets, net		522	(3,493)
Mineracao Rio Do Norte [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures, net	(87)
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures, net	$ 31	(135)
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Other financial items		37
Total recycling from OCI		37
Impairment reversal (impairment) of non-current assets gross		1,121	(78)
California Steel Industries [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures, net		142
Total recycling from OCI		150
Equity results and other results in associates and joint ventures, gross		150
Manganese [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal (impairment) of non-current assets gross		(10)	(35)
Other [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures, net		(9)	(75)
Other financial items		28	9
Total recycling from OCI		28	9
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Other financial items		3,072	424
Total recycling from OCI		3,072	424
Impairment reversal (impairment) of non-current assets gross		$ (589)	(3,282)
Vale Nouvelle Caldonie S A S [Member]
IfrsStatementLineItems [Line Items]
Other financial items			1,132
Total recycling from OCI			1,132
Impairment reversal (impairment) of non-current assets gross			(98)
Vale Shipping [Member]
IfrsStatementLineItems [Line Items]
Other financial items			771
Total recycling from OCI			$ 771